BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 59.7%
Aerospace & Defense — 0.2%
HEICO Corp. ...................... 87 $ 10,945
HEICO Corp., Class A ................. 146 16,585
Howmet Aerospace, Inc.
(a)
.............. 3,756 120,680
MTU Aero Engines AG ................ 201 47,349
Singapore Technologies Engineering Ltd. .... 18,600 53,876
Teledyne Technologies, Inc.
(a)
............ 134 55,429
TransDigm Group, Inc.
(a)
............... 225 132,282
437,146
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc. ........... 1,145 109,267
Deutsche Post AG (Registered) .......... 2,371 130,075
DSV Panalpina A/S .................. 671 131,612
Expeditors International of Washington, Inc. .. 2,523 271,702
FedEx Corp. ....................... 1,345 382,034
United Parcel Service, Inc., Class B ....... 3,626 616,384
XPO Logistics, Inc.
(a)
................. 530 65,349
1,706,423
Airlines — 0.2%
(a)
Alaska Air Group, Inc. ................. 274 18,964
American Airlines Group, Inc. ............ 1,546 36,949
ANA Holdings, Inc. ................... 600 13,961
Delta Air Lines, Inc. .................. 3,560 171,877
Japan Airlines Co. Ltd. ................ 900 20,156
Singapore Airlines Ltd. ................ 7,300 30,146
Southwest Airlines Co. ................ 2,811 171,640
United Airlines Holdings, Inc. ............ 759 43,673
507,366
Auto Components — 0.3%
Aisin Corp. ........................ 700 26,660
Aptiv plc
(a)
......................... 157 21,650
BorgWarner, Inc. .................... 586 27,167
Bridgestone Corp. ................... 4,300 174,816
Cie Generale des Etablissements Michelin SCA 159 23,814
Continental AG ..................... 431 57,053
Denso Corp. ....................... 1,100 73,331
Faurecia SE ....................... 173 9,213
Koito Manufacturing Co. Ltd. ............ 200 13,456
Lear Corp. ........................ 42 7,613
NGK Spark Plug Co. Ltd. .............. 4,300 74,496
Stanley Electric Co. Ltd. ............... 300 8,960
Sumitomo Electric Industries Ltd. ......... 2,800 42,103
Toyota Industries Corp. ................ 900 80,424
Valeo SA ......................... 92 3,121
643,877
Automobiles — 1.1%
Bayerische Motoren Werke AG .......... 832 86,342
Daimler AG (Registered) ............... 1,533 136,820
Ferrari NV ........................ 89 18,617
Ford Motor Co.
(a)
.................... 4,208 51,548
General Motors Co.
(a)
................. 1,395 80,157
Honda Motor Co. Ltd. ................. 5,700 171,830
Nissan Motor Co. Ltd.
(a)
................ 6,500 36,313
Stellantis NV ....................... 3,811 67,407
Subaru Corp. ...................... 5,400 107,928
Suzuki Motor Corp. .................. 400 18,220
Tesla, Inc.
(a)
........................ 1,995 1,332,520
Toyota Motor Corp. .................. 4,600 357,972
2,465,674
Banks — 3.4%
ABN AMRO Bank NV, CVA
(a)(b)
........... 1,097 13,318
Australia & New Zealand Banking Group Ltd. . 5,305 113,901
Security
Shares
Shares Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA ....... 14,429 $ 75,192
Banco Santander SA ................. 42,799 145,979
Bank of America Corp. ................ 25,155 973,247
Barclays plc ....................... 38,149 97,697
BNP Paribas SA .................... 2,514 153,176
BOC Hong Kong Holdings Ltd. ........... 12,500 43,730
CaixaBank SA ...................... 8,373 25,996
Citigroup, Inc. ...................... 7,348 534,567
Citizens Financial Group, Inc. ........... 1,919 84,724
Comerica, Inc. ...................... 328 23,531
Commerzbank AG
(a)
.................. 1,181 7,247
Commonwealth Bank of Australia ......... 3,508 230,177
Credit Agricole SA
(a)
.................. 2,784 40,319
Danske Bank A/S .................... 2,690 50,323
DBS Group Holdings Ltd. .............. 2,300 49,315
Erste Group Bank AG ................. 388 13,145
Fifth Third Bancorp .................. 2,754 103,137
First Republic Bank .................. 629 104,886
Hang Seng Bank Ltd. ................. 1,800 34,953
HSBC Holdings plc .................. 44,248 257,907
Huntington Bancshares, Inc. ............ 3,643 57,268
ING Groep NV ...................... 8,321 101,633
Intesa Sanpaolo SpA ................. 32,020 86,761
Japan Post Bank Co. Ltd. .............. 2,600 25,002
JPMorgan Chase & Co. ............... 9,682 1,473,891
KBC Group NV ..................... 562 40,892
KeyCorp .......................... 4,042 80,759
M&T Bank Corp. .................... 605 91,724
Mitsubishi UFJ Financial Group, Inc. ....... 33,900 181,273
Mizuho Financial Group, Inc. ............ 7,650 110,622
National Australia Bank Ltd. ............. 6,269 124,205
Natwest Group plc ................... 9,780 26,463
Nordea Bank Abp ................... 2,460 24,256
Oversea-Chinese Banking Corp. Ltd. ...... 800 6,999
People's United Financial, Inc. ........... 932 16,683
Regions Financial Corp. ............... 3,473 71,752
Resona Holdings, Inc. ................ 6,800 28,563
Societe Generale SA ................. 2,218 57,989
Standard Chartered plc ................ 5,978 41,162
Sumitomo Mitsui Financial Group, Inc. ...... 4,100 148,614
Sumitomo Mitsui Trust Holdings, Inc. ....... 900 31,401
SVB Financial Group
(a)
................ 158 77,998
Swedbank AB, Class A ................ 544 9,592
Truist Financial Corp. ................. 4,957 289,092
UniCredit SpA ...................... 4,963 52,423
US Bancorp ....................... 5,427 300,167
Wells Fargo & Co. ................... 14,519 567,257
Westpac Banking Corp. ............... 7,060 130,956
Zions Bancorp NA ................... 380 20,885
7,452,749
Beverages — 0.8%
Anheuser-Busch InBev SA/NV ........... 2,083 130,943
Asahi Group Holdings Ltd. .............. 600 25,398
Budweiser Brewing Co. APAC Ltd.
(b)
....... 5,600 16,763
Carlsberg A/S, Class B ................ 89 13,649
Coca-Cola Co. (The) ................. 10,381 547,183
Coca-Cola European Partners plc ......... 262 13,666
Constellation Brands, Inc., Class A ........ 151 34,428
Davide Campari-Milano NV ............. 1,248 13,968
Diageo plc ........................ 5,630 231,289
Heineken NV ...................... 126 12,935
Kirin Holdings Co. Ltd. ................ 800 15,351
Monster Beverage Corp.
(a)
.............. 459 41,810
PepsiCo, Inc. ...................... 3,775 533,974
Pernod Ricard SA ................... 287 53,720

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Beverages (continued)
Suntory Beverage & Food Ltd. ........... 300 $ 11,187
Treasury Wine Estates Ltd. ............. 1,130 8,907
1,705,171
Biotechnology — 0.6%
AbbVie, Inc. ....................... 4,201 454,632
Alexion Pharmaceuticals, Inc.
(a)
.......... 237 36,240
Amgen, Inc. ....................... 1,313 326,688
Biogen, Inc.
(a)
...................... 258 72,175
CSL Ltd. .......................... 735 148,546
Gilead Sciences, Inc. ................. 2,539 164,096
Regeneron Pharmaceuticals, Inc.
(a)
........ 183 86,585
Vertex Pharmaceuticals, Inc.
(a)
........... 371 79,724
1,368,686
Building Products — 0.9%
AGC, Inc. ......................... 800 33,580
Allegion plc ........................ 1,217 152,880
AO Smith Corp. ..................... 1,314 88,840
Assa Abloy AB, Class B ............... 1,531 44,063
Carrier Global Corp. .................. 5,622 237,361
Cie de Saint-Gobain .................. 1,125 66,433
Daikin Industries Ltd. ................. 800 161,727
Fortune Brands Home & Security, Inc. ...... 1,027 98,407
Geberit AG (Registered) ............... 129 82,101
Johnson Controls International plc ........ 5,909 352,590
Kingspan Group plc .................. 511 43,230
Lennox International, Inc. .............. 306 95,347
Masco Corp. ....................... 1,798 107,700
ROCKWOOL International A/S, Class B ..... 19 7,997
Trane Technologies plc ................ 1,767 292,544
1,864,800
Capital Markets — 1.8%
3i Group plc ....................... 1,913 30,402
Ameriprise Financial, Inc. .............. 339 78,800
Apollo Global Management, Inc. .......... 162 7,616
ASX Ltd. ......................... 392 21,219
Bank of New York Mellon Corp. (The) ...... 3,234 152,936
Blackstone Group, Inc. (The), Class A ...... 270 20,123
Cboe Global Markets, Inc. .............. 438 43,226
Charles Schwab Corp. (The) ............ 4,626 301,523
CME Group, Inc. .................... 1,207 246,506
Credit Suisse Group AG (Registered)
(a)
..... 7,099 75,103
Daiwa Securities Group, Inc. ............ 3,400 17,612
Deutsche Bank AG (Registered)
(a)
......... 4,008 47,940
Deutsche Boerse AG ................. 526 87,405
FactSet Research Systems, Inc. .......... 71 21,910
Franklin Resources, Inc. ............... 1,116 33,033
Goldman Sachs Group, Inc. (The) ........ 1,078 352,506
Hargreaves Lansdown plc .............. 773 16,424
Hong Kong Exchanges & Clearing Ltd. ..... 2,100 124,584
Intercontinental Exchange, Inc. .......... 2,023 225,929
Invesco Ltd. ....................... 930 23,454
Japan Exchange Group, Inc. ............ 1,000 23,490
Julius Baer Group Ltd. ................ 522 33,358
London Stock Exchange Group plc ........ 749 71,604
Macquarie Group Ltd. ................. 716 83,470
MarketAxess Holdings, Inc. ............. 117 58,257
Moody's Corp. ...................... 598 178,569
Morgan Stanley ..................... 4,839 375,797
MSCI, Inc. ........................ 257 107,755
Nasdaq, Inc. ....................... 414 61,048
Nomura Holdings, Inc. ................ 8,600 45,567
Northern Trust Corp. .................. 840 88,292
Partners Group Holding AG ............. 41 52,395
Security
Shares
Shares Value
Capital Markets (continued)
Raymond James Financial, Inc. .......... 289 $ 35,420
S&P Global, Inc. .................... 1,050 370,513
SBI Holdings, Inc. ................... 200 5,435
Schroders plc ...................... 189 9,119
SEI Investments Co. .................. 156 9,505
Standard Life Aberdeen plc ............. 3,688 14,734
State Street Corp. ................... 1,399 117,530
T. Rowe Price Group, Inc. .............. 763 130,931
UBS Group AG (Registered) ............ 9,716 150,321
3,951,361
Chemicals — 1.5%
Air Liquide SA ...................... 1,485 242,465
Air Products & Chemicals, Inc. ........... 809 227,604
Akzo Nobel NV ..................... 385 42,984
Albemarle Corp. .................... 248 36,235
Arkema SA ........................ 90 10,899
Asahi Kasei Corp. ................... 1,400 16,161
Axalta Coating Systems Ltd.
(a)
........... 220 6,508
BASF SE ......................... 2,594 215,569
CF Industries Holdings, Inc. ............. 398 18,061
Chr Hansen Holding A/S
(a)
.............. 581 52,775
Corteva, Inc. ....................... 2,011 93,753
Covestro AG
(b)
...................... 423 28,460
Croda International plc ................ 90 7,875
Dow, Inc. ......................... 3,285 210,043
DuPont de Nemours, Inc. .............. 1,737 134,235
Ecolab, Inc. ....................... 544 116,454
FMC Corp. ........................ 619 68,468
Givaudan SA (Registered) .............. 48 185,148
International Flavors & Fragrances, Inc. ..... 566 79,019
Koninklijke DSM NV .................. 316 53,422
Kuraray Co. Ltd. .................... 4,100 46,901
LANXESS AG ...................... 52 3,838
Linde plc ......................... 2,115 592,496
LyondellBasell Industries NV, Class A ...... 1,286 133,808
Mitsubishi Chemical Holdings Corp. ....... 1,400 10,515
Nippon Paint Holdings Co. Ltd. ........... 1,500 21,665
Nippon Sanso Holdings Corp. ........... 1,200 22,880
Novozymes A/S, Class B ............... 863 55,221
Orica Ltd. ......................... 688 7,314
PPG Industries, Inc. .................. 415 62,358
Sherwin-Williams Co. (The) ............. 142 104,797
Shin-Etsu Chemical Co. Ltd. ............ 900 152,460
Sika AG (Registered) ................. 437 124,962
Solvay SA ......................... 617 76,789
Sumitomo Chemical Co. Ltd. ............ 1,500 7,782
Umicore SA ....................... 491 26,050
3,295,974
Commercial Services & Supplies — 0.6%
Brambles Ltd. ...................... 12,661 102,132
Cintas Corp. ....................... 552 188,403
Copart, Inc.
(a)
...................... 907 98,509
Dai Nippon Printing Co. Ltd. ............ 1,900 39,854
Rentokil Initial plc .................... 9,779 65,288
Republic Services, Inc. ................ 1,985 197,210
Rollins, Inc. ........................ 2,718 93,554
Secom Co. Ltd. ..................... 400 33,721
Securitas AB, Class B ................. 4,449 75,667
Toppan Printing Co. Ltd. ............... 1,500 25,430
Waste Connections, Inc. ............... 1,526 164,777
Waste Management, Inc. ............... 2,592 334,420
1,418,965

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Communications Equipment — 0.2%
Cisco Systems, Inc. .................. 4,807 $ 248,570
Nokia OYJ
(a)
....................... 12,414 49,577
Telefonaktiebolaget LM Ericsson, Class B ... 2,847 37,738
335,885
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios
SA ........................... 1,098 36,493
Ferrovial SA ....................... 4,532 118,425
HOCHTIEF AG ..................... 761 68,131
Obayashi Corp. ..................... 4,600 42,223
Quanta Services, Inc. ................. 342 30,089
Vinci SA .......................... 747 76,509
371,870
Construction Materials — 0.2%
CRH plc .......................... 1,908 89,288
HeidelbergCement AG ................ 1,068 97,036
James Hardie Industries plc, CDI ......... 1,184 35,785
LafargeHolcim Ltd. (Registered)
(a)
......... 3,404 200,172
Taiheiyo Cement Corp. ................ 600 15,810
438,091
Consumer Finance — 0.3%
American Express Co. ................ 2,261 319,796
Capital One Financial Corp. ............. 1,451 184,611
Discover Financial Services ............. 1,023 97,175
Synchrony Financial .................. 1,845 75,017
676,599
Containers & Packaging — 0.4%
Avery Dennison Corp. ................. 719 132,044
Ball Corp. ......................... 2,670 226,256
Crown Holdings, Inc. ................. 1,377 133,624
International Paper Co. ................ 611 33,037
Packaging Corp. of America ............ 481 64,685
Sealed Air Corp. .................... 1,748 80,093
Smurfit Kappa Group plc ............... 492 23,085
WestRock Co. ...................... 3,394 176,658
869,482
Distributors — 0.2%
Genuine Parts Co. ................... 1,799 207,946
LKQ Corp.
(a)
....................... 3,053 129,234
Pool Corp. ........................ 320 110,477
447,657
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B
(a)
....... 6,327 1,616,359
Equitable Holdings, Inc. ............... 475 15,494
EXOR NV ......................... 176 14,844
Groupe Bruxelles Lambert SA ........... 415 42,930
Investor AB, Class B .................. 272 21,703
M&G plc .......................... 4,623 13,211
Mitsubishi HC Capital, Inc. .............. 2,000 12,090
ORIX Corp. ........................ 3,900 65,960
Voya Financial, Inc. .................. 50 3,182
1,805,773
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ......................... 23,125 699,994
BT Group plc
(a)
..................... 26,080 55,637
Cellnex Telecom SA
(b)
................. 509 29,343
Deutsche Telekom AG (Registered) ....... 6,184 124,629
Lumen Technologies, Inc. .............. 3,637 48,554
Nippon Telegraph & Telephone Corp. ...... 1,900 49,023
Orange SA ........................ 3,858 47,476
Swisscom AG (Registered) ............. 41 21,997
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Telefonica SA ...................... 12,580 $ 56,558
Verizon Communications, Inc. ........... 13,572 789,212
1,922,423
Electric Utilities — 1.2%
AusNet Services .................... 17,605 24,607
Edison International .................. 3,775 221,215
Electricite de France SA ............... 2,835 38,029
Elia Group SA/NV ................... 334 36,783
Enel SpA ......................... 24,639 245,093
Eversource Energy .................. 2,667 230,936
Exelon Corp. ....................... 7,734 338,285
Fortum OYJ ....................... 3,846 102,723
Iberdrola SA ....................... 24,487 316,052
NextEra Energy, Inc. ................. 8,925 674,819
Orsted A/S
(b)
....................... 766 123,683
SSE plc .......................... 4,044 81,086
Terna Rete Elettrica Nazionale SpA ........ 12,696 95,881
Verbund AG ....................... 326 23,681
2,552,873
Electrical Equipment — 0.7%
ABB Ltd. (Registered) ................. 3,246 98,748
AMETEK, Inc. ...................... 803 102,567
Eaton Corp. plc ..................... 1,604 221,801
Emerson Electric Co. ................. 2,545 229,610
Legrand SA ....................... 933 86,683
Mitsubishi Electric Corp. ............... 7,000 106,981
Nidec Corp. ....................... 900 109,735
Prysmian SpA ...................... 892 28,963
Rockwell Automation, Inc. .............. 363 96,355
Schneider Electric SE ................. 1,248 190,114
Sensata Technologies Holding plc
(a)
....... 148 8,577
Siemens Energy AG
(a)
................. 650 23,333
Siemens Gamesa Renewable Energy SA
(a)
.. 536 20,789
Vestas Wind Systems A/S .............. 674 139,037
1,463,293
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc. ....................... 2,192 95,374
FLIR Systems, Inc. ................... 288 16,263
Halma plc ......................... 316 10,338
Hamamatsu Photonics KK .............. 800 47,395
Hitachi Ltd. ........................ 1,900 86,124
Keyence Corp. ..................... 400 182,303
Kyocera Corp. ...................... 1,400 89,082
Murata Manufacturing Co. Ltd. ........... 500 40,248
Omron Corp. ....................... 400 31,333
TDK Corp. ........................ 200 27,842
TE Connectivity Ltd. .................. 1,065 137,502
Trimble, Inc.
(a)
...................... 181 14,080
Vontier Corp.
(a)
..................... 322 9,747
Zebra Technologies Corp., Class A
(a)
....... 33 16,011
803,642
Energy Equipment & Services — 0.1%
Baker Hughes Co. ................... 364 7,866
NOV, Inc.
(a)
........................ 798 10,949
Schlumberger NV ................... 9,086 247,048
Technip Energies NV
(a)
................ 146 2,217
Tenaris SA ........................ 388 4,388
272,468
Entertainment — 1.0%
Activision Blizzard, Inc. ................ 2,158 200,694
Electronic Arts, Inc. .................. 758 102,611
Live Nation Entertainment, Inc.
(a)
......... 53 4,487

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Entertainment (continued)
Netflix, Inc.
(a)
....................... 1,167 $ 608,777
Nexon Co. Ltd. ..................... 400 12,979
Nintendo Co. Ltd. .................... 200 112,727
Roku, Inc.
(a)
........................ 42 13,682
Take-Two Interactive Software, Inc.
(a)
....... 234 41,348
Vivendi SE ........................ 1,667 54,717
Walt Disney Co. (The)
(a)
............... 5,412 998,622
2,150,644
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc. ....... 426 69,992
American Tower Corp. ................ 1,406 336,118
AvalonBay Communities, Inc. ........... 479 88,380
Boston Properties, Inc. ................ 590 59,743
British Land Co. plc (The) .............. 1,696 11,799
Covivio .......................... 84 7,184
Crown Castle International Corp. ......... 1,345 231,515
Dexus ........................... 1,908 14,187
Digital Realty Trust, Inc. ............... 841 118,446
Duke Realty Corp. ................... 1,080 45,284
Equinix, Inc. ....................... 280 190,285
Equity LifeStyle Properties, Inc. .......... 227 14,446
Equity Residential ................... 1,227 87,890
Essex Property Trust, Inc. .............. 206 55,999
Extra Space Storage, Inc. .............. 345 45,730
Federal Realty Investment Trust .......... 147 14,913
Gecina SA ........................ 117 16,105
GLP J-Reit ........................ 5 8,216
Goodman Group .................... 2,328 32,146
GPT Group (The) .................... 3,207 11,250
Healthpeak Properties, Inc. ............. 2,232 70,844
Host Hotels & Resorts, Inc.
(a)
............ 1,957 32,975
Invitation Homes, Inc. ................. 1,101 35,221
Iron Mountain, Inc. ................... 736 27,239
Japan Metropolitan Fund Invest .......... 12 12,294
Japan Real Estate Investment Corp. ....... 2 11,819
Kimco Realty Corp. .................. 967 18,131
Klepierre SA ....................... 691 16,084
Land Securities Group plc .............. 1,619 15,395
Link REIT ......................... 5,000 45,619
Medical Properties Trust, Inc. ............ 370 7,874
Mid-America Apartment Communities, Inc. ... 330 47,639
Mirvac Group ...................... 5,201 9,922
Nippon Building Fund, Inc. .............. 4 23,571
Nippon Prologis REIT, Inc. .............. 3 9,647
Nomura Real Estate Master Fund, Inc. ..... 5 7,528
Orix JREIT, Inc. ..................... 4 6,967
Prologis, Inc. ....................... 2,312 245,072
Public Storage ...................... 496 122,393
Realty Income Corp. .................. 1,366 86,741
Regency Centers Corp. ............... 571 32,381
SBA Communications Corp. ............ 380 105,469
Scentre Group ...................... 10,526 22,664
Segro plc ......................... 1,503 19,423
Simon Property Group, Inc. ............. 953 108,423
SL Green Realty Corp. ................ 132 9,239
Stockland ......................... 2,951 9,906
Sun Communities, Inc. ................ 48 7,202
UDR, Inc. ......................... 960 42,106
Unibail-Rodamco-Westfield
(a)
............ 340 27,165
Ventas, Inc. ....................... 1,116 59,527
VEREIT, Inc. ....................... 303 11,702
VICI Properties, Inc. .................. 303 8,557
Vicinity Centres ..................... 5,962 7,537
Vornado Realty Trust ................. 792 35,949
Welltower, Inc. ...................... 1,296 92,833
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co. ................... 2,271 $ 80,848
WP Carey, Inc. ..................... 340 24,058
3,017,592
Food & Staples Retailing — 1.1%
Aeon Co. Ltd. ...................... 800 23,896
Carrefour SA ....................... 1,436 25,999
Coles Group Ltd. .................... 3,149 38,401
Costco Wholesale Corp. ............... 2,865 1,009,855
Jeronimo Martins SGPS SA ............. 3,979 66,959
Koninklijke Ahold Delhaize NV ........... 5,742 160,161
Kroger Co. (The) .................... 8,398 302,244
Lawson, Inc. ....................... 300 14,721
Sysco Corp. ....................... 4,539 357,401
Tsuruha Holdings, Inc. ................ 100 12,904
Walgreens Boots Alliance, Inc. ........... 6,561 360,199
Welcia Holdings Co. Ltd. ............... 400 13,724
Woolworths Group Ltd. ................ 2,786 86,768
2,473,232
Food Products — 0.8%
Ajinomoto Co., Inc. ................... 1,200 24,599
Archer-Daniels-Midland Co. ............. 1,454 82,878
Associated British Foods plc
(a)
........... 407 13,522
Barry Callebaut AG (Registered) .......... 46 104,148
Chocoladefabriken Lindt & Spruengli AG
(a)
... 2 17,422
Danone SA ........................ 1,491 102,056
General Mills, Inc. ................... 607 37,221
Hershey Co. (The) ................... 70 11,071
JM Smucker Co. (The) ................ 57 7,212
Kellogg Co. ........................ 773 48,931
Kerry Group plc, Class A ............... 421 52,578
Kikkoman Corp. ..................... 600 35,781
Kraft Heinz Co. (The) ................. 95 3,800
McCormick & Co., Inc. (Non-Voting) ....... 415 37,002
Mondelez International, Inc., Class A ....... 4,982 291,597
Nestle SA (Registered) ................ 7,009 781,338
Nissin Foods Holdings Co. Ltd. .......... 200 14,828
Toyo Suisan Kaisha Ltd. ............... 200 8,394
Tyson Foods, Inc., Class A ............. 233 17,312
Yakult Honsha Co. Ltd. ................ 400 20,239
1,711,929
Gas Utilities — 0.3%
APA Group
(c)
....................... 7,315 55,854
Atmos Energy Corp. .................. 684 67,613
Hong Kong & China Gas Co. Ltd. ......... 92,650 146,905
Naturgy Energy Group SA .............. 3,027 74,321
Osaka Gas Co. Ltd. .................. 4,000 78,059
Snam SpA ........................ 16,293 90,327
Toho Gas Co. Ltd. ................... 100 6,171
Tokyo Gas Co. Ltd. .................. 2,500 55,697
UGI Corp. ......................... 706 28,953
603,900
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories .................. 4,069 487,629
Alcon, Inc.
(a)
....................... 874 61,333
Align Technology, Inc.
(a)
................ 88 47,655
Ambu A/S, Class B ................... 74 3,475
Baxter International, Inc. ............... 935 78,858
Becton Dickinson and Co. .............. 599 145,647
Boston Scientific Corp.
(a)
............... 2,912 112,549
Carl Zeiss Meditec AG ................ 116 17,485
Coloplast A/S, Class B ................ 310 46,608
Danaher Corp. ..................... 1,595 359,003
Dentsply Sirona, Inc. ................. 113 7,210

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
DexCom, Inc.
(a)
..................... 116 $ 41,689
Edwards Lifesciences Corp.
(a)
........... 1,168 97,691
Hologic, Inc.
(a)
...................... 141 10,487
Hoya Corp. ........................ 700 82,388
IDEXX Laboratories, Inc.
(a)
.............. 89 43,549
Intuitive Surgical, Inc.
(a)
................ 249 183,996
Koninklijke Philips NV ................. 1,367 77,954
Medtronic plc ...................... 3,390 400,461
Olympus Corp. ..................... 2,200 45,636
ResMed, Inc. ...................... 155 30,073
Siemens Healthineers AG
(b)
............. 1,233 66,831
Smith & Nephew plc .................. 1,828 34,704
Sonova Holding AG (Registered)
(a)
........ 67 17,760
STERIS plc ........................ 71 13,524
Stryker Corp. ...................... 689 167,827
Sysmex Corp. ...................... 100 10,794
Teleflex, Inc. ....................... 41 17,034
Terumo Corp. ...................... 1,400 50,664
West Pharmaceutical Services, Inc. ....... 42 11,835
Zimmer Biomet Holdings, Inc. ........... 329 52,666
2,825,015
Health Care Providers & Services — 1.1%
AmerisourceBergen Corp. .............. 413 48,763
Anthem, Inc. ....................... 500 179,475
Cardinal Health, Inc. .................. 603 36,632
Centene Corp.
(a)
.................... 857 54,771
Cigna Corp. ....................... 927 224,093
CVS Health Corp. ................... 4,122 310,098
DaVita, Inc.
(a)
....................... 80 8,622
Fresenius Medical Care AG & Co. KGaA .... 952 70,126
Fresenius SE & Co. KGaA .............. 1,936 86,269
HCA Healthcare, Inc. ................. 774 145,775
Henry Schein, Inc.
(a)
.................. 312 21,603
Humana, Inc. ...................... 229 96,008
Laboratory Corp. of America Holdings
(a)
..... 232 59,167
McKesson Corp. .................... 455 88,743
Quest Diagnostics, Inc. ................ 377 48,384
UnitedHealth Group, Inc. ............... 2,346 872,876
Universal Health Services, Inc., Class B .... 221 29,479
2,380,884
Health Care Technology — 0.0%
Cerner Corp. ....................... 417 29,974
M3, Inc. .......................... 700 48,054
78,028
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A
(a)
................. 427 80,250
Aramark .......................... 591 22,328
Aristocrat Leisure Ltd. ................. 827 21,697
Carnival Corp.
(a)
..................... 6,392 169,644
Chipotle Mexican Grill, Inc.
(a)
............ 100 142,082
Compass Group plc
(a)
................. 3,598 72,693
Darden Restaurants, Inc. .............. 611 86,762
Domino's Pizza, Inc. .................. 189 69,512
DraftKings, Inc., Class A
(a)
.............. 1,220 74,823
Flutter Entertainment plc ............... 274 58,775
Hilton Worldwide Holdings, Inc.
(a)
......... 1,473 178,115
Las Vegas Sands Corp.
(a)
.............. 3,326 202,088
Marriott International, Inc., Class A
(a)
....... 1,478 218,907
McDonald's Corp. ................... 2,825 633,195
MGM Resorts International ............. 2,736 103,941
Norwegian Cruise Line Holdings Ltd.
(a)
...... 873 24,086
Oriental Land Co. Ltd. ................ 300 45,144
Royal Caribbean Cruises Ltd.
(a)
.......... 1,579 135,178
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Sodexo SA
(a)
....................... 208 $ 19,928
Starbucks Corp. ..................... 4,454 486,689
Vail Resorts, Inc.
(a)
................... 109 31,791
Wynn Resorts Ltd.
(a)
.................. 751 94,153
Yum! Brands, Inc. ................... 1,576 170,492
3,142,273
Household Durables — 0.5%
Casio Computer Co. Ltd. ............... 400 7,559
DR Horton, Inc. ..................... 313 27,895
Garmin Ltd. ........................ 2,170 286,115
Leggett & Platt, Inc. .................. 263 12,006
Lennar Corp., Class A ................. 293 29,660
Mohawk Industries, Inc.
(a)
.............. 885 170,194
Newell Brands, Inc. .................. 3,214 86,071
Panasonic Corp. .................... 3,500 45,323
PulteGroup, Inc. .................... 193 10,121
Sekisui House Ltd. ................... 500 10,755
Sony Group Corp. ................... 2,700 285,750
Whirlpool Corp. ..................... 987 217,486
1,188,935
Household Products — 0.4%
Colgate-Palmolive Co. ................ 197 15,530
Henkel AG & Co. KGaA ............... 112 11,096
Kimberly-Clark Corp. ................. 250 34,762
Procter & Gamble Co. (The) ............ 4,765 645,324
Reckitt Benckiser Group plc ............. 2,000 179,021
Unicharm Corp. ..................... 700 29,393
915,126
Independent Power and Renewable Electricity Producers — 0.0%
Uniper SE ......................... 1,770 64,115
Industrial Conglomerates — 0.5%
3M Co. ........................... 1,940 373,799
CK Hutchison Holdings Ltd. ............. 16,500 131,824
Roper Technologies, Inc. ............... 394 158,916
Siemens AG (Registered) .............. 1,731 284,423
Smiths Group plc .................... 1,038 21,990
Toshiba Corp. ...................... 1,100 37,232
1,008,184
Insurance — 1.7%
Aegon NV ......................... 1,664 7,906
Aflac, Inc. ......................... 1,184 60,597
Ageas SA ......................... 226 13,647
AIA Group Ltd. ..................... 25,200 308,367
Allianz SE (Registered) ................ 1,113 283,097
Allstate Corp. (The) .................. 1,141 131,101
American International Group, Inc. ........ 1,311 60,581
Aon plc, Class A .................... 748 172,122
Arch Capital Group Ltd.
(a)
.............. 437 16,768
Arthur J Gallagher & Co. ............... 608 75,860
Assicurazioni Generali SpA ............. 1,241 24,794
Aviva plc ......................... 6,263 35,303
AXA SA .......................... 4,654 124,933
Baloise Holding AG (Registered) ......... 122 20,746
Cincinnati Financial Corp. .............. 469 48,349
Dai-ichi Life Holdings, Inc. .............. 2,200 37,818
Everest Re Group Ltd. ................ 156 38,658
Hannover Rueck SE .................. 174 31,774
Hartford Financial Services Group, Inc. (The) . 846 56,504
Insurance Australia Group Ltd. ........... 1,265 4,506
Japan Post Holdings Co. Ltd.
(a)
........... 7,600 67,733
Legal & General Group plc ............. 12,200 46,842
Lincoln National Corp. ................ 263 16,377

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Insurance (continued)
Loews Corp. ....................... 1,521 $ 77,997
Markel Corp.
(a)
...................... 9 10,257
Marsh & McLennan Cos., Inc. ........... 2,318 282,332
MetLife, Inc. ....................... 1,129 68,632
MS&AD Insurance Group Holdings, Inc. .... 1,300 38,241
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 362 111,485
NN Group NV ...................... 574 28,001
Principal Financial Group, Inc. ........... 395 23,684
Progressive Corp. (The) ............... 2,147 205,275
Prudential Financial, Inc. ............... 1,231 112,144
Prudential plc ...................... 5,854 124,705
QBE Insurance Group Ltd. ............. 1,649 12,076
Reinsurance Group of America, Inc. ....... 83 10,462
RenaissanceRe Holdings Ltd. ........... 78 12,500
Sampo OYJ, Class A ................. 1,501 67,680
SCOR SE ......................... 237 8,073
Sompo Holdings, Inc. ................. 700 26,821
Swiss Life Holding AG (Registered) ........ 83 40,789
Swiss Re AG ....................... 805 79,166
T&D Holdings, Inc. ................... 600 7,721
Tokio Marine Holdings, Inc. ............. 1,800 85,664
Travelers Cos., Inc. (The) .............. 909 136,714
Tryg A/S .......................... 2,010 47,374
Unum Group ....................... 390 10,854
Willis Towers Watson plc ............... 427 97,732
WR Berkley Corp. ................... 474 35,716
Zurich Insurance Group AG ............. 438 186,435
3,632,913
Interactive Media & Services — 2.7%
Alphabet, Inc., Class A
(a)
............... 886 1,827,393
Alphabet, Inc., Class C
(a)
............... 856 1,770,747
Facebook, Inc., Class A
(a)
.............. 7,152 2,106,478
Twitter, Inc.
(a)
....................... 2,174 138,332
Z Holdings Corp. .................... 2,800 13,967
5,856,917
Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.
(a)
.................. 1,245 3,852,130
Booking Holdings, Inc.
(a)
............... 115 267,932
Delivery Hero SE
(a)(b)
.................. 301 39,015
eBay, Inc. ......................... 1,947 119,234
Etsy, Inc.
(a)
........................ 292 58,888
Expedia Group, Inc.
(a)
................. 353 60,758
HelloFresh SE
(a)
..................... 449 33,454
Just Eat Takeaway.com NV
(a)(b)
........... 128 11,778
Prosus NV
(a)
....................... 923 102,710
Rakuten Group, Inc. .................. 1,400 16,726
Zalando SE
(a)(b)
..................... 200 19,597
4,582,222
IT Services — 2.8%
Accenture plc, Class A ................ 2,203 608,579
Adyen NV
(a)(b)
...................... 30 66,942
Afterpay Ltd.
(a)
...................... 219 17,105
Akamai Technologies, Inc.
(a)
............. 618 62,974
Amadeus IT Group SA
(a)
............... 1,208 86,044
Atos SE .......................... 891 69,467
Automatic Data Processing, Inc. .......... 1,653 311,541
Broadridge Financial Solutions, Inc. ....... 119 18,219
Capgemini SE ...................... 399 67,841
Cognizant Technology Solutions Corp., Class A 1,746 136,397
Computershare Ltd. .................. 5,481 62,892
DXC Technology Co.
(a)
................ 562 17,568
EPAM Systems, Inc.
(a)
................. 18 7,140
Security
Shares
Shares Value
IT Services (continued)
Fidelity National Information Services, Inc. ... 2,094 $ 294,437
Fiserv, Inc.
(a)
....................... 1,665 198,202
FleetCor Technologies, Inc.
(a)
............ 249 66,889
Fujitsu Ltd. ........................ 200 29,103
Gartner, Inc.
(a)
...................... 184 33,589
Global Payments, Inc. ................ 864 174,165
International Business Machines Corp. ..... 3,684 490,930
Jack Henry & Associates, Inc. ........... 124 18,813
Mastercard, Inc., Class A ............... 2,940 1,046,787
NEC Corp. ........................ 100 5,905
NTT Data Corp. ..................... 1,800 27,916
Paychex, Inc. ...................... 504 49,402
PayPal Holdings, Inc.
(a)
................ 3,436 834,398
Snowflake, Inc., Class A
(a)
.............. 58 13,298
VeriSign, Inc.
(a)
..................... 409 81,293
Visa, Inc., Class A ................... 5,395 1,142,283
Western Union Co. (The) .............. 2,173 53,586
Wix.com Ltd.
(a)
...................... 41 11,448
Worldline SA
(a)(b)
.................... 1,424 119,213
6,224,366
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. ............ 200 14,297
Hasbro, Inc. ....................... 309 29,701
Shimano, Inc. ...................... 200 47,768
Yamaha Corp. ...................... 600 32,696
124,462
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. .............. 169 21,487
Illumina, Inc.
(a)
...................... 265 101,776
IQVIA Holdings, Inc.
(a)
................. 234 45,195
Lonza Group AG (Registered)
(a)
.......... 73 40,829
Mettler-Toledo International, Inc.
(a)
........ 10 11,557
QIAGEN NV
(a)
...................... 380 18,391
Thermo Fisher Scientific, Inc. ............ 969 442,232
681,467
Machinery — 2.1%
Alfa Laval AB ...................... 359 10,850
Alstom SA
(a)
....................... 861 42,901
Amada Co. Ltd. ..................... 4,400 49,138
Atlas Copco AB, Class A ............... 1,275 77,733
Atlas Copco AB, Class B ............... 618 32,209
Caterpillar, Inc. ..................... 1,783 413,424
CNH Industrial NV ................... 2,841 43,979
Cummins, Inc. ...................... 282 73,069
Daifuku Co. Ltd. ..................... 500 49,135
Deere & Co. ....................... 702 262,646
Dover Corp. ....................... 1,423 195,136
FANUC Corp. ...................... 600 144,244
Flowserve Corp. .................... 230 8,926
Fortive Corp. ....................... 2,507 177,095
GEA Group AG ..................... 932 38,227
Harmonic Drive Systems, Inc. ........... 200 13,560
Hitachi Construction Machinery Co. Ltd. .... 400 12,818
Hoshizaki Corp. ..................... 300 26,826
IDEX Corp. ........................ 788 164,944
Illinois Tool Works, Inc. ................ 1,783 394,970
Ingersoll Rand, Inc.
(a)
................. 2,841 139,806
Knorr-Bremse AG ................... 317 39,559
Komatsu Ltd. ...................... 4,600 142,551
Kone OYJ, Class B .................. 617 50,431
Kubota Corp. ...................... 5,600 127,747
Makita Corp. ....................... 2,700 115,970
MINEBEA MITSUMI, Inc. .............. 100 2,567

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Machinery (continued)
MISUMI Group, Inc. .................. 500 $ 14,565
Mitsubishi Heavy Industries Ltd. .......... 1,800 56,048
NGK Insulators Ltd. .................. 4,400 80,751
Nordson Corp. ...................... 155 30,795
NSK Ltd. ......................... 1,700 17,479
Otis Worldwide Corp. ................. 3,241 221,846
PACCAR, Inc. ...................... 857 79,632
Parker-Hannifin Corp. ................. 687 216,700
Pentair plc ........................ 1,114 69,424
Rational AG ....................... 9 6,991
Sandvik AB ........................ 1,300 35,571
Schindler Holding AG (Registered) ........ 183 52,508
SKF AB, Class B .................... 316 8,992
SMC Corp. ........................ 200 116,476
Snap-on, Inc. ...................... 471 108,679
Stanley Black & Decker, Inc. ............ 1,027 205,061
Techtronic Industries Co. Ltd. ............ 7,000 120,007
THK Co. Ltd. ....................... 500 17,348
Volvo AB, Class B ................... 4,208 106,568
Wartsila OYJ Abp .................... 4,219 44,227
Westinghouse Air Brake Technologies Corp. .. 926 73,302
Xylem, Inc. ........................ 1,535 161,451
4,694,882
Marine — 0.1%
AP Moller - Maersk A/S, Class A .......... 13 28,289
AP Moller - Maersk A/S, Class B .......... 8 18,572
Kuehne + Nagel International AG (Registered) 416 118,820
165,681
Media — 0.5%
Charter Communications, Inc., Class A
(a)
.... 375 231,383
Comcast Corp., Class A ............... 12,571 680,217
Discovery, Inc., Class A
(a)
.............. 47 2,042
Discovery, Inc., Class C
(a)
.............. 256 9,444
DISH Network Corp., Class A
(a)
.......... 506 18,317
Fox Corp., Class A ................... 713 25,747
Fox Corp., Class B ................... 341 11,911
Informa plc
(a)
....................... 4,644 35,857
News Corp., Class B ................. 380 8,915
Omnicom Group, Inc. ................. 354 26,249
Pearson plc ....................... 2,142 22,840
Publicis Groupe SA .................. 50 3,049
ViacomCBS, Inc. .................... 1,201 54,165
WPP plc .......................... 2,409 30,699
1,160,835
Metals & Mining — 0.6%
Antofagasta plc ..................... 775 18,052
ArcelorMittal SA ..................... 2,701 77,739
BlueScope Steel Ltd. ................. 1,491 22,002
Boliden AB ........................ 1,411 52,353
Fortescue Metals Group Ltd. ............ 1,350 20,575
Glencore plc
(a)
...................... 20,845 81,846
Hitachi Metals Ltd. ................... 2,200 36,315
JFE Holdings, Inc. ................... 2,400 29,611
Nippon Steel Corp. ................... 2,000 34,136
Nucor Corp. ....................... 6,000 481,620
Rio Tinto Ltd. ...................... 836 70,656
Rio Tinto plc ....................... 2,546 194,230
Steel Dynamics, Inc. .................. 5,033 255,475
Sumitomo Metal Mining Co. Ltd. .......... 400 17,334
voestalpine AG ..................... 514 21,286
1,413,230
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp. ............... 848 $ 14,213
Annaly Capital Management, Inc. ......... 2,647 22,764
36,977
Multiline Retail — 0.4%
Dollar General Corp. ................. 1,413 286,302
Dollar Tree, Inc.
(a)
.................... 1,582 181,076
Target Corp. ....................... 2,430 481,310
Wesfarmers Ltd. .................... 209 8,393
957,081
Multi-Utilities — 0.6%
CenterPoint Energy, Inc. ............... 3,527 79,887
Consolidated Edison, Inc. .............. 2,558 191,338
E.ON SE ......................... 14,619 170,369
Engie SA
(a)
........................ 6,631 94,196
National Grid plc .................... 12,966 153,914
Public Service Enterprise Group, Inc. ...... 3,747 225,607
Sempra Energy ..................... 1,572 208,416
Suez SA .......................... 1,526 32,319
Veolia Environnement SA .............. 2,327 59,698
1,215,744
Oil, Gas & Consumable Fuels — 2.3%
APA Corp.
(a)
....................... 862 15,430
BP plc ........................... 50,630 205,657
Cabot Oil & Gas Corp. ................ 2,860 53,711
Cheniere Energy, Inc.
(a)
................ 900 64,809
Chevron Corp. ...................... 8,053 843,874
ConocoPhillips ..................... 6,218 329,367
Devon Energy Corp. .................. 3,344 73,066
Diamondback Energy, Inc. .............. 402 29,543
ENEOS Holdings, Inc. ................ 9,600 43,554
Eni SpA .......................... 6,899 85,011
EOG Resources, Inc. ................. 2,819 204,462
Exxon Mobil Corp. ................... 16,724 933,701
Galp Energia SGPS SA ............... 2,457 28,482
Hess Corp. ........................ 1,581 111,872
HollyFrontier Corp. ................... 288 10,305
Idemitsu Kosan Co. Ltd. ............... 200 5,163
Inpex Corp. ........................ 3,500 23,933
Kinder Morgan, Inc. .................. 15,978 266,034
Koninklijke Vopak NV ................. 202 10,051
Marathon Oil Corp. ................... 1,888 20,164
Marathon Petroleum Corp. ............. 3,330 178,122
Neste OYJ ........................ 988 52,468
Occidental Petroleum Corp. ............. 4,791 127,536
Oil Search Ltd. ..................... 3,816 11,931
OMV AG ......................... 296 15,000
ONEOK, Inc. ....................... 3,049 154,462
Phillips 66 ......................... 2,746 223,909
Pioneer Natural Resources Co. .......... 985 156,438
Repsol SA ........................ 3,937 48,866
Santos Ltd. ........................ 3,951 21,385
TOTAL SE ........................ 5,711 266,245
Valero Energy Corp. .................. 2,536 181,578
Williams Cos., Inc. (The) ............... 8,427 199,636
Woodside Petroleum Ltd. .............. 2,253 41,180
5,036,945
Paper & Forest Products — 0.1%
Mondi plc ......................... 621 15,831
Stora Enso OYJ, Class R .............. 3,201 59,715
UPM-Kymmene OYJ ................. 1,225 44,024
119,570

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Personal Products — 0.2%
Kao Corp. ......................... 600 $ 39,701
L'Oreal SA ........................ 383 146,720
Shiseido Co. Ltd. .................... 500 33,627
Unilever plc ........................ 3,073 171,473
Unilever plc ........................ 2,443 136,312
527,833
Pharmaceuticals — 2.3%
Astellas Pharma, Inc. ................. 3,200 49,294
AstraZeneca plc .................... 2,822 281,660
Aurora Cannabis, Inc.
(a)
................ 105 977
Bristol-Myers Squibb Co. ............... 4,590 289,767
Chugai Pharmaceutical Co. Ltd. .......... 1,100 44,697
Daiichi Sankyo Co. Ltd. ................ 3,100 90,445
Eisai Co. Ltd. ...................... 500 33,607
Eli Lilly & Co. ...................... 1,493 278,922
GlaxoSmithKline plc .................. 11,336 200,679
Johnson & Johnson .................. 6,457 1,061,208
Merck & Co., Inc. .................... 5,996 462,232
Merck KGaA ....................... 256 43,790
Novartis AG (Registered) .............. 4,750 406,033
Novo Nordisk A/S, Class B ............. 3,867 260,573
Otsuka Holdings Co. Ltd. .............. 600 25,445
Perrigo Co. plc ..................... 254 10,279
Pfizer, Inc. ........................ 12,377 448,419
Roche Holding AG ................... 1,609 523,479
Sanofi ........................... 2,061 203,800
Shionogi & Co. Ltd. .................. 400 21,594
Takeda Pharmaceutical Co. Ltd. .......... 3,600 131,228
UCB SA .......................... 221 21,009
Viatris, Inc.
(a)
....................... 253 3,534
Zoetis, Inc. ........................ 667 105,039
4,997,710
Professional Services — 0.9%
Adecco Group AG (Registered) .......... 2,220 149,743
Booz Allen Hamilton Holding Corp. ........ 759 61,122
Bureau Veritas SA ................... 569 16,192
CoStar Group, Inc.
(a)
.................. 124 101,914
Equifax, Inc. ....................... 1,009 182,760
Experian plc ....................... 4,001 137,839
IHS Markit Ltd. ..................... 2,202 213,110
Intertek Group plc ................... 773 59,688
Nielsen Holdings plc .................. 829 20,849
Persol Holdings Co. Ltd. ............... 700 13,760
Randstad NV ...................... 965 67,738
Recruit Holdings Co. Ltd. .............. 3,300 162,051
RELX plc ......................... 7,207 180,757
Robert Half International, Inc. ............ 889 69,404
TransUnion ........................ 904 81,360
Verisk Analytics, Inc. .................. 1,296 228,990
Wolters Kluwer NV ................... 2,608 226,518
1,973,795
Real Estate Management & Development — 0.3%
Aroundtown SA ..................... 2,016 14,358
CBRE Group, Inc., Class A
(a)
............ 907 71,753
CK Asset Holdings Ltd. ................ 10,000 60,876
Daito Trust Construction Co. Ltd. ......... 100 11,619
Daiwa House Industry Co. Ltd. ........... 1,500 44,024
Deutsche Wohnen SE ................ 689 32,141
Henderson Land Development Co. Ltd. ..... 8,000 36,105
Hongkong Land Holdings Ltd. ........... 2,800 13,771
LEG Immobilien SE .................. 132 17,363
Lendlease Corp. Ltd.
(c)
................ 743 7,326
Mitsubishi Estate Co. Ltd. .............. 3,600 63,041
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd. ............... 2,400 $ 54,709
New World Development Co. Ltd. ......... 5,000 25,973
Sumitomo Realty & Development Co. Ltd. ... 1,100 38,966
Sun Hung Kai Properties Ltd. ............ 4,000 60,567
Swire Pacific Ltd., Class A .............. 2,000 15,066
Swire Properties Ltd. ................. 4,400 13,658
Swiss Prime Site AG (Registered) ......... 250 23,079
Vonovia SE ........................ 1,358 88,744
Wharf Real Estate Investment Co. Ltd. ..... 3,000 16,870
710,009
Road & Rail — 0.4%
Central Japan Railway Co. ............. 200 29,944
CSX Corp. ........................ 1,392 134,217
East Japan Railway Co. ............... 300 21,332
Kansas City Southern ................. 408 107,679
MTR Corp. Ltd. ..................... 5,000 28,438
Norfolk Southern Corp. ................ 419 112,510
Union Pacific Corp. .................. 1,625 358,166
792,286
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.
(a)
.......... 2,838 222,783
Analog Devices, Inc. .................. 407 63,118
Applied Materials, Inc. ................ 1,774 237,006
ASML Holding NV ................... 975 598,230
Broadcom, Inc. ..................... 959 444,650
Disco Corp. ........................ 100 31,600
Intel Corp. ........................ 10,391 665,024
KLA Corp. ......................... 485 160,244
Lam Research Corp. ................. 237 141,072
Lasertec Corp. ..................... 700 92,443
Microchip Technology, Inc. .............. 426 66,124
Micron Technology, Inc.
(a)
.............. 2,296 202,530
NVIDIA Corp. ...................... 1,696 905,545
NXP Semiconductors NV .............. 331 66,644
QUALCOMM, Inc. ................... 2,281 302,438
STMicroelectronics NV ................ 853 32,589
Teradyne, Inc. ...................... 981 119,368
Texas Instruments, Inc. ................ 1,953 369,098
Tokyo Electron Ltd. .................. 400 173,853
Xilinx, Inc. ......................... 498 61,702
4,956,061
Software — 3.8%
Adobe, Inc.
(a)
....................... 1,378 655,060
ANSYS, Inc.
(a)
...................... 244 82,853
Autodesk, Inc.
(a)
..................... 609 168,784
Cadence Design Systems, Inc.
(a)
......... 576 78,906
Citrix Systems, Inc. .................. 328 46,038
Dassault Systemes SE ................ 287 61,343
Dynatrace, Inc.
(a)
.................... 301 14,520
Fortinet, Inc.
(a)
...................... 346 63,809
Intuit, Inc. ......................... 571 218,727
Microsoft Corp. ..................... 22,182 5,229,850
NortonLifeLock, Inc. .................. 2,001 42,541
Oracle Corp. ....................... 6,030 423,125
Paycom Software, Inc.
(a)
............... 81 29,975
salesforce.com, Inc.
(a)
................. 2,723 576,922
SAP SE .......................... 2,345 287,630
ServiceNow, Inc.
(a)
................... 651 325,572
Synopsys, Inc.
(a)
.................... 262 64,919
Temenos AG (Registered)
(a)
............. 159 22,942
Trend Micro, Inc. .................... 300 15,060
VMware, Inc., Class A
(a)
............... 80 12,036
8,420,612

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Specialty Retail — 1.2%
Advance Auto Parts, Inc. ............... 151 $ 27,707
AutoZone, Inc.
(a)
.................... 64 89,875
Best Buy Co., Inc. ................... 607 69,690
CarMax, Inc.
(a)
...................... 320 42,451
Fast Retailing Co. Ltd. ................ 100 79,938
Gap, Inc. (The)
(a)
.................... 401 11,942
H & M Hennes & Mauritz AB, Class B ...... 1,224 27,585
Home Depot, Inc. (The) ............... 3,282 1,001,830
Industria de Diseno Textil SA ............ 2,662 87,952
L Brands, Inc.
(a)
..................... 590 36,497
Lowe's Cos., Inc. .................... 2,034 386,826
O'Reilly Automotive, Inc.
(a)
.............. 200 101,450
Ross Stores, Inc. .................... 1,080 129,503
TJX Cos., Inc. (The) .................. 3,798 251,238
Tractor Supply Co. ................... 708 125,373
Ulta Beauty, Inc.
(a)
................... 401 123,977
2,593,834
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc. ........................ 43,850 5,356,278
Brother Industries Ltd. ................ 900 19,989
Canon, Inc. ........................ 3,800 86,389
FUJIFILM Holdings Corp. .............. 400 23,795
Hewlett Packard Enterprise Co. .......... 3,302 51,973
HP, Inc. .......................... 2,489 79,026
NetApp, Inc. ....................... 516 37,498
Ricoh Co. Ltd. ...................... 1,900 19,367
Seiko Epson Corp. ................... 1,100 17,958
Western Digital Corp. ................. 299 19,958
Xerox Holdings Corp. ................. 254 6,165
5,718,396
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG
(a)
....................... 503 157,133
EssilorLuxottica SA .................. 511 83,246
Hanesbrands, Inc. ................... 720 14,162
Hermes International ................. 16 17,696
Kering SA ......................... 122 84,187
LVMH Moet Hennessy Louis Vuitton SE ..... 494 329,968
NIKE, Inc., Class B .................. 3,807 505,912
Pandora A/S ....................... 249 26,630
Puma SE ......................... 131 12,843
PVH Corp.
(a)
....................... 153 16,172
Ralph Lauren Corp.
(a)
................. 93 11,454
Tapestry, Inc.
(a)
..................... 685 28,229
Under Armour, Inc., Class A
(a)
............ 282 6,249
Under Armour, Inc., Class C
(a)
........... 607 11,205
VF Corp. ......................... 1,130 90,310
1,395,396
Trading Companies & Distributors — 0.6%
Ashtead Group plc ................... 1,871 111,691
Brenntag SE ....................... 353 30,156
Bunzl plc ......................... 2,357 75,442
Fastenal Co. ....................... 3,107 156,220
Ferguson plc ....................... 1,392 166,281
ITOCHU Corp. ..................... 1,500 48,699
Marubeni Corp. ..................... 16,900 141,150
Mitsubishi Corp. ..................... 4,600 130,406
Mitsui & Co. Ltd. .................... 6,500 135,657
Sumitomo Corp. .................... 8,900 127,374
Toyota Tsusho Corp. .................. 1,200 50,533
United Rentals, Inc.
(a)
................. 318 104,721
WW Grainger, Inc. ................... 364 145,938
1,424,268
Security
Shares
Shares Value
Transportation Infrastructure — 0.0%
Atlantia SpA
(a)
...................... 520 $ 9,731
Transurban Group
(c)
.................. 2,355 23,942
33,673
Water Utilities — 0.2%
American Water Works Co., Inc. .......... 1,288 193,097
Essential Utilities, Inc. ................. 1,929 86,323
Severn Trent plc .................... 1,338 42,558
United Utilities Group plc ............... 3,289 42,028
364,006
Wireless Telecommunication Services — 0.3%
KDDI Corp. ........................ 2,800 86,270
SoftBank Corp. ..................... 4,800 62,446
SoftBank Group Corp. ................ 2,900 246,899
T-Mobile US, Inc.
(a)
................... 1,265 158,492
Vodafone Group plc .................. 64,291 117,239
671,346
Total Common Stocks — 59.7%
(Cost: $105,331,640) .............................. 130,820,622
Par (000)
Par (000)
Corporate Bonds — 0.0%
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ........... USD 25 33,950
Total Corporate Bonds — 0.0%
(Cost: $29,596) ................................. 33,950
Beneficial Interest
(000)
Other Interests — 0.0%
(d)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(e)(f)
....... 25 —
Total Other Interests — 0.0% .......................... —
Shares
Shares
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference) .. 556 44,262
Health Care Equipment & Supplies — 0.1%
Sartorius AG (Preference) .............. 93 46,366
Total Preferred Stocks — 0.1%
(Cost: $65,679) ................................. 90,628
Rights — 0.0%
Gas Utilities — 0.0%
Snam SpA
(a)
....................... 13,051 13
IT Services — 0.0%
Computershare Ltd.
(a)
................. 622 718
Total Rights — 0.0%
(Cost: $–) ..................................... 731

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations — 18.8%
U.S. Treasury Notes:
1.50%, 09/15/22 .................. USD 19,000 $ 19,377,773
0.13%, 12/15/23 .................. 22,000 21,902,891
Total U.S. Treasury Obligations — 18.8%
(Cost: $41,268,449) ............................... 41,280,664
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(a)
..... 392 4,669
Total Warrants — 0.0% .............................. 4,669
Total Long-Term Investments — 78.6%
(Cost: $146,697,304) .............................. 172,231,264
Security
Shares
Shares Value
Short-Term Securities — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(g)*
................... 7,656,122 $ 7,656,122
Total Short-Term Securities — 3.5%
(Cost: $7,656,122) ............................... 7,656,122
Total Investments — 82.1%
(Cost: $154,353,426 ) .............................. 179,887,386
Other Assets Less Liabilities — 17.9% ................... 39,333,926
Net Assets — 100.0% ............................... $ 219,221,312
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Annualized 7-day yield as of period end.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 7,228,106 $ 428,016 $ — $ — $ — $ 7,656,122 7,656,122 $ 444 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)(b)
......... 53,711 — (53,717) — 6 — — 21
(c)
—
$ — $ 6 $ 7,656,122 $ 465 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 10 Euro Index ...................................................... 243 04/16/21 $ 17,286 $ 145,431
FTSE China A50 Index ...................................................... 360 04/29/21 6,186 (15,016)
SGX NIFTY 50 Index ....................................................... 177 04/29/21 5,220 (51,703)
TOPIX Index ............................................................. 32 06/10/21 5,647 104,793
Australia 10 Year Bond ...................................................... 936 06/15/21 98,191 (696,223)
FTSE/JSE Top 40 Index ..................................................... 47 06/17/21 1,948 (50,009)
DAX Index .............................................................. 10 06/18/21 4,406 154,878
FTSE 100 Index .......................................................... 219 06/18/21 20,166 21,760
Mini-DAX Index ........................................................... 5 06/18/21 441 14,289
WIG20 Index ............................................................ 98 06/18/21 963 (26,351)
(398,151)
Short Contracts
AEX Index .............................................................. 97 04/16/21 15,906 (493,256)
IBEX 35 Index ............................................................ 38 04/16/21 3,826 (15,359)
OMXS30 Index ........................................................... 417 04/16/21 10,444 (264,472)
MSCI Singapore Index ...................................................... 380 04/29/21 10,112 (28,219)
Euro-Bund .............................................................. 720 06/08/21 144,619 215,717
Euro- Buxl ............................................................... 43 06/08/21 10,390 104,788
S&P/TSX 60 Index ......................................................... 16 06/17/21 2,829 (5,983)
SPI 200 Index ............................................................ 12 06/17/21 1,542 (2,456)
FTSE/MIB Index .......................................................... 1 06/18/21 143 (3,669)
MSCI EAFE E-Mini Index .................................................... 301 06/18/21 32,990 112,670
S&P 500 E-Mini Index ...................................................... 426 06/18/21 84,506 (1,675,182)
Canada 10 Year Bond ...................................................... 462 06/21/21 51,016 257,867
U.S. Treasury 10 Year Note ................................................... 74 06/21/21 9,697 43,355
Long Gilt ............................................................... 61 06/28/21 10,730 64,881
SET50 Index ............................................................. 49 06/29/21 303 (2,069)
(1,691,387)
$ (2,089,538)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 5,781,484 USD 4,579,336 HSBC Bank plc 06/16/21 $ 21,624
INR 182,540,000 USD 2,463,335 BNP Paribas SA 06/16/21 2,266
USD 1,390,734 AUD 1,814,000 Citibank NA 06/16/21 12,471
USD 768,622 BRL 4,272,000 Citibank NA 06/16/21 13,535
USD 221,641 CAD 276,916 Bank of America NA 06/16/21 1,269
USD 2,487,762 CHF 2,321,000 HSBC Bank plc 06/16/21 27,131
USD 629,828 CHF 577,000 JPMorgan Chase Bank NA 06/16/21 18,116
USD 1,252,654 EUR 1,063,000 BNP Paribas SA 06/16/21 4,135
USD 830,815 EUR 707,000 HSBC Bank plc 06/16/21 427
USD 2,281,695 EUR 1,912,000 JPMorgan Chase Bank NA 06/16/21 36,004
USD 903,772 GBP 655,000 Canadian Imperial Bank of Commerce 06/16/21 586
USD 792,166 INR 58,432,000 BNP Paribas SA 06/16/21 2,915
USD 1,738,379 INR 128,275,000 Citibank NA 06/16/21 5,746
USD 1,040,923 JPY 111,201,000 Citibank NA 06/16/21 35,934
USD 19,818 NOK 168,000 JPMorgan Chase Bank NA 06/16/21 177
USD 988,728 RUB 72,717,000 JPMorgan Chase Bank NA 06/16/21 35,047
USD 862,932 SEK 7,276,000 UBS AG 06/16/21 29,248
USD 1,120,182 THB 34,072,000 Bank of America NA 06/16/21 30,174
276,805

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 1,550,000 USD 1,208,099 Citibank NA 06/16/21 $ (30,422)
AUD 5,620,616 USD 4,387,253 Morgan Stanley & Co. International plc 06/16/21 (116,754)
AUD 833,000 USD 650,294 UBS AG 06/16/21 (17,391)
CHF 1,200,000 USD 1,293,605 Bank of America NA 06/16/21 (21,413)
CHF 1,004,000 USD 1,096,043 JPMorgan Chase Bank NA 06/16/21 (31,643)
EUR 1,043,411 USD 1,244,424 Barclays Bank plc 06/16/21 (18,913)
EUR 15,895,678 USD 19,231,941 Citibank NA 06/16/21 (562,085)
GBP 575,000 USD 803,577 HSBC Bank plc 06/16/21 (10,703)
JPY 30,038,670 USD 275,346 Barclays Bank plc 06/16/21 (3,868)
JPY 44,176,000 USD 406,013 JPMorgan Chase Bank NA 06/16/21 (6,768)
JPY 452,071,799 USD 4,231,842 Morgan Stanley & Co. International plc 06/16/21 (146,202)
KRW 1,867,420,000 USD 1,658,883 UBS AG 06/16/21 (2,896)
NZD 116,000 USD 84,121 Goldman Sachs International 06/16/21 (3,121)
RUB 132,351,000 USD 1,768,258 UBS AG 06/16/21 (32,477)
SEK 5,548,000 USD 659,731 Bank of America NA 06/16/21 (24,041)
SGD 163,000 USD 122,346 Citibank NA 06/16/21 (1,216)
USD 145,755 CAD 184,000 Banco Santander SA 06/16/21 (674)
USD 1,196,361 CLP 871,356,000 BNP Paribas SA 06/16/21 (13,673)
USD 817,381 INR 60,726,000 BNP Paribas SA 06/16/21 (2,856)
USD 1,658,495 KRW 1,875,760,000 BNP Paribas SA 06/16/21 (4,887)
USD 669,989 MXN 14,213,000 Goldman Sachs International 06/16/21 (19,808)
USD 1,076,787 MXN 22,384,000 JPMorgan Chase Bank NA 06/16/21 (9,573)
(1,081,384)
$ (804,579)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual
(0.31)%
Annual N/A 03/17/26 EUR 13,000 $ 7,446 $ 35,595 $ (28,149)
(0.31)% Annual
6 month
EURIBOR Semi-Annual N/A 03/17/26 EUR 15,000 (8,591) 11,575 (20,166)
28 day MXIBTIIE Monthly 5.83% Monthly 09/15/21
(a)
09/09/26 MXN 240,000 (265,445) — (265,445)
28 day MXIBTIIE Monthly 6.38% Monthly 09/15/21
(a)
09/09/26 MXN 115,000 7,034 — 7,034
28 day MXIBTIIE Monthly 6.53% Monthly 09/15/21
(a)
09/09/26 MXN 285,000 107,500 — 107,500
6 month BBR Semi-Annual 1.05% Semi-Annual 09/15/21
(a)
09/15/26 AUD 33,500 (85,298) — (85,298)
6 month BBR Semi-Annual 1.06% Semi-Annual 09/15/21
(a)
09/15/26 AUD 42,550 (95,633) — (95,633)
6 month BBR Semi-Annual 1.18% Semi-Annual 09/15/21
(a)
09/15/26 AUD 39,450 91,747 — 91,747
6 month WIBOR Semi-Annual 1.34% Annual 09/15/21
(a)
09/15/26 PLN 98,000 (146,428) — (146,428)
3 month BA Semi-Annual 1.47% Semi-Annual 09/15/21
(a)
09/15/26 CAD 80,000 (492,228) (93,202) (399,026)
3 month BA Semi-Annual 1.52% Semi-Annual 09/15/21
(a)
09/15/26 CAD 9,000 (36,923) 2,636 (39,559)
3 month BA Semi-Annual 1.58% Semi-Annual 09/15/21
(a)
09/15/26 CAD 8,000 (15,180) (2,364) (12,816)
1.15% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 22,000 92,950 2,862 90,088
1.02% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 21,000 228,032 (4,087) 232,119
1.12% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 14,000 79,788 (2,283) 82,071
0.48% Annual 3 month STIBOR Quarterly 09/15/21
(a)
09/15/26 SEK 6,000 (2,325) 417 (2,742)
0.41% Annual 3 month STIBOR Quarterly 09/15/21
(a)
09/15/26 SEK 376,000 (4,995) 5,380 (10,375)
(0.31)% Annual
6 month
EURIBOR Semi-Annual 09/15/21
(a)
09/15/26 EUR 229,000 703,853 83,054 620,799
0.73% Semi-Annual
6 month GBP
LIBOR Semi-Annual 09/15/21
(a)
09/15/26 GBP 7,000 33,679 728 32,951
0.71% Semi-Annual
6 month GBP
LIBOR Semi-Annual 09/15/21
(a)
09/15/26 GBP 3,000 19,103 5,274 13,829
3 month JIBAR Quarterly 6.27% Quarterly 09/15/21
(a)
09/15/26 ZAR 136,000 (72,447) — (72,447)

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month JIBAR Quarterly 6.34% Quarterly 09/15/21
(a)
09/15/26 ZAR 60,000 $ (19,625) $ — $ (19,625)
$ 126,014 $ 45,585 $ 80,429
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.26% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 41,000 $ 380,821 $ — $ 380,821
8.07% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 15,000 (13,610) — (13,610)
7.18% At Termination
1 day
BZDIOVER At Termination Barclays Bank plc N/A 01/02/25 BRL 21,000 87,895 — 87,895
6.14% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 15,000 148,740 — 148,740
6.42% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 37,000 288,195 — 288,195
6.75% At Termination
1 day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc N/A 01/02/25 BRL 18,000 116,962 — 116,962
0.79% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 09/15/21
(a)
09/15/26 TWD 233,800 7,242 — 7,242
1 day MIBOR Semi-Annual 5.68% Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 INR 743,121 91,527 — 91,527
1 day MIBOR Semi-Annual 5.68% Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 INR 1,417,815 174,627 — 174,627
1.23% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 144,000 11,657 — 11,657
1.31% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 83,000 (3,991) — (3,991)
2.86% Quarterly
1 week
CNREPOFI Quarterly Bank of America NA 09/15/21
(a)
09/15/26 CNY 17,000 (4,532) — (4,532)
3 month
CD_KSDA Quarterly
1.53%
Quarterly Bank of America NA 09/15/21
(a)
09/15/26 KRW 4,745,280 (13,119) — (13,119)
3 month
CD_KSDA Quarterly
1.60%
Quarterly Bank of America NA 09/15/21
(a)
09/15/26 KRW 5,547,300 898 — 898
1.24% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 09/15/21
(a)
09/15/26 THB 486,000 35,565 — 35,565
2.93% Quarterly
1 week
CNREPOFI Quarterly BNP Paribas SA 09/15/21
(a)
09/15/26 CNY 169,700 (127,367) — (127,367)
2.98% Quarterly
1 week
CNREPOFI Quarterly Citibank NA 09/15/21
(a)
09/15/26 CNY 41,000 (43,569) — (43,569)
1 day MIBOR Semi-Annual
5.71%
Semi-Annual
Goldman Sachs
International 09/15/21
(a)
09/15/26 INR 297,540 41,453 — 41,453
1 day MIBOR Semi-Annual 5.71% Semi-Annual HSBC Bank plc 09/15/21
(a)
09/15/26 INR 1,078,650 150,275 — 150,275
3 month
CD_KSDA Quarterly
1.64%
Quarterly HSBC Bank plc 09/15/21
(a)
09/15/26 KRW 5,715,400 11,228 — 11,228
3 month
CD_KSDA Quarterly
1.64%
Quarterly HSBC Bank plc 09/15/21
(a)
09/15/26 KRW 5,547,300 10,427 — 10,427
0.79% Quarterly
3 month
TWCPBA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 TWD 186,600 6,581 — 6,581
0.82% Quarterly
3 month
TWCPBA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 TWD 305,000 (4,947) — (4,947)
1.17% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 14,000 2,526 — 2,526

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.19% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 534,400 $ 77,325 $ — $ 77,325
1.19% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 129,500 18,033 — 18,033
1.23% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 144,000 12,217 — 12,217
1.30% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 97,000 (2,704) — (2,704)
0.81% Quarterly
3 month
TWCPBA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 TWD 45,600 43 — 43
1 day MIBOR Semi-Annual
5.54%
Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 INR 438,000 16,645 — 16,645
1 day MIBOR Semi-Annual
5.69%
Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 INR 1,810,350 225,632 — 225,632
1.29% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 THB 584,403 (2,663) — (2,663)
$ 1,700,012 $ — $ 1,700,012
(a)
Forward swap.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures April
2021 ................ BRL 5,953,357 Merrill Lynch International & Co. 04/14/21 BRL 5,953 $ 19,792 $ — $ 19,792
BOVESPA Index Futures April
2021 ................ BRL 959,122 Merrill Lynch International & Co. 04/14/21 BRL 959 (4,634) — (4,634)
BOVESPA Index Futures April
2021 ................ BRL 3,612,950 Merrill Lynch International & Co. 04/14/21 BRL 3,613 41,900 — 41,900
Taiwan Capitalization Weighted
Stock Index Futures April
2021 ................ TWD (109,727,470) Merrill Lynch International & Co. 04/21/21 TWD 109,727 (68,304) — (68,304)
Russian Depositary Net Total
Return USD Index ....... USD (779,104) Merrill Lynch International & Co. 05/12/21 USD 779 (150,140) — (150,140)
MSCI Chile Net Return Index .. USD 1,272,969 Merrill Lynch International & Co. 05/20/21 USD 1,273 59,778 — 59,778
MSCI Mexico Net Return Index USD 635,413 BNP Paribas SA 05/20/21 USD 635 29,129 — 29,129
MSCI Mexico Net Return Index USD 1,081,924 BNP Paribas SA 05/20/21 USD 1,082 (11,047) — (11,047)
MSCI Mexico Net Return Index USD 105,707 HSBC Bank plc 05/20/21 USD 106 6,910 — 6,910
KOSPI 200 Index Futures June
2021 ................ KRW (9,545,738,550) Merrill Lynch International & Co. 06/10/21 KRW 9,545,739 (83,829) — (83,829)
Swiss Market Index Futures June
2021 ................ CHF (1,207,543) HSBC Bank plc 06/18/21 CHF 1,208 5,780 — 5,780
Swiss Market Index Futures June
2021 ................ CHF (1,634,096) HSBC Bank plc 06/18/21 CHF 1,634 (5,401) — (5,401)
Swiss Market Index Futures June
2021 ................ CHF (2,342,560) HSBC Bank plc 06/18/21 CHF 2,343 (65,175) — (65,175)
$ (225,241) $ — $ (225,241)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.50
1 week CNREPOFI .................................... China Fixing Repo Rates 2.55
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.29
3 month BA .......................................... Canadian Bankers Acceptances 0.44
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 0.75
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.68
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.01)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.48
6 month BBR ........................................ Australian Bank Bill Rate 0.09
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.51)
6 month GBP LIBOR ................................... London Interbank Offered Rate 0.11
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.35
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.15
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CNREPOFI Day China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
STIBOR Stockholm Interbank Offered Rate
THBFIX Thai Baht Interest Rate Fixing
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 335,921 $ 101,225 $ — $ 437,146
Air Freight & Logistics .................................... 1,444,736 261,687 — 1,706,423
Airlines .............................................. 443,103 64,263 — 507,366
Auto Components ...................................... 56,430 587,447 — 643,877
Automobiles .......................................... 1,531,632 934,042 — 2,465,674
Banks ............................................... 4,871,568 2,581,181 — 7,452,749
Beverages ........................................... 1,171,061 534,110 — 1,705,171
Biotechnology ......................................... 1,220,140 148,546 — 1,368,686
Building Products ....................................... 1,425,669 439,131 — 1,864,800
Capital Markets ........................................ 3,041,179 910,182 — 3,951,361
Chemicals ............................................ 1,883,839 1,412,135 — 3,295,974
Commercial Services & Supplies ............................. 1,076,873 342,092 — 1,418,965
Communications Equipment ................................ 248,570 87,315 — 335,885
Construction & Engineering ................................ 30,089 341,781 — 371,870
Construction Materials .................................... — 438,091 — 438,091
Consumer Finance ...................................... 676,599 — — 676,599
Containers & Packaging .................................. 846,397 23,085 — 869,482
Distributors ........................................... 447,657 — — 447,657
Diversified Financial Services ............................... 1,635,035 170,738 — 1,805,773
Diversified Telecommunication Services ........................ 1,537,760 384,663 — 1,922,423
Electric Utilities ........................................ 1,465,255 1,087,618 — 2,552,873
Electrical Equipment ..................................... 682,243 781,050 — 1,463,293
Electronic Equipment, Instruments & Components ................. 288,977 514,665 — 803,642
Energy Equipment & Services .............................. 268,080 4,388 — 272,468
Entertainment ......................................... 1,970,221 180,423 — 2,150,644
Equity Real Estate Investment Trusts (REITs) .................... 2,671,164 346,428 — 3,017,592
Food & Staples Retailing .................................. 2,096,658 376,574 — 2,473,232
Food Products ......................................... 537,024 1,174,905 — 1,711,929
Gas Utilities ........................................... 96,566 507,334 — 603,900
Health Care Equipment & Supplies ........................... 2,309,383 515,632 — 2,825,015

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ 2,224,489 $ 156,395 $ — $ 2,380,884
Health Care Technology .................................. 29,974 48,054 — 78,028
Hotels, Restaurants & Leisure .............................. 2,924,036 218,237 — 3,142,273
Household Durables ..................................... 839,548 349,387 — 1,188,935
Household Products ..................................... 695,616 219,510 — 915,126
Independent Power and Renewable Electricity Producers ............ — 64,115 — 64,115
Industrial Conglomerates .................................. 532,715 475,469 — 1,008,184
Insurance ............................................ 1,761,216 1,871,697 — 3,632,913
Interactive Media & Services ............................... 5,842,950 13,967 — 5,856,917
Internet & Direct Marketing Retail ............................ 4,358,942 223,280 — 4,582,222
IT Services ........................................... 5,671,938 552,428 — 6,224,366
Leisure Products ....................................... 29,701 94,761 — 124,462
Life Sciences Tools & Services .............................. 622,247 59,220 — 681,467
Machinery ............................................ 2,996,906 1,697,976 — 4,694,882
Marine .............................................. — 165,681 — 165,681
Media ............................................... 1,068,390 92,445 — 1,160,835
Metals & Mining ........................................ 737,095 676,135 — 1,413,230
Mortgage Real Estate Investment Trusts (REITs) .................. 36,977 — — 36,977
Multiline Retail ......................................... 948,688 8,393 — 957,081
Multi-Utilities .......................................... 705,248 510,496 — 1,215,744
Oil, Gas & Consumable Fuels ............................... 4,178,019 858,926 — 5,036,945
Paper & Forest Products .................................. — 119,570 — 119,570
Personal Products ...................................... 136,312 391,521 — 527,833
Pharmaceuticals ....................................... 2,660,377 2,337,333 — 4,997,710
Professional Services .................................... 959,509 1,014,286 — 1,973,795
Real Estate Management & Development ....................... 71,753 638,256 — 710,009
Road & Rail ........................................... 712,572 79,714 — 792,286
Semiconductors & Semiconductor Equipment .................... 4,027,346 928,715 — 4,956,061
Software ............................................. 8,033,637 386,975 — 8,420,612
Specialty Retail ........................................ 2,398,359 195,475 — 2,593,834
Technology Hardware, Storage & Peripherals .................... 5,550,898 167,498 — 5,718,396
Textiles, Apparel & Luxury Goods ............................ 683,693 711,703 — 1,395,396
Trading Companies & Distributors ............................ 406,879 1,017,389 — 1,424,268
Transportation Infrastructure ............................... — 33,673 — 33,673
Water Utilities ......................................... 279,420 84,586 — 364,006
Wireless Telecommunication Services ......................... 158,492 512,854 — 671,346
Corporate Bonds ........................................ — 33,950 — 33,950
Preferred Stocks ......................................... — 90,628 — 90,628
Rights ................................................ 718 13 — 731
U.S. Treasury Obligations ................................... — 41,280,664 — 41,280,664
Warrants .............................................. 4,669 — — 4,669
Short-Term Securities ....................................... 7,656,122 — — 7,656,122
$ 106,255,280 $ 73,632,106 $ — $ 179,887,386
Derivative Financial Instruments
(a)
Assets:
Equity contracts ........................................... $ 553,821 $ 163,289 $ — $ 717,110
Foreign currency exchange contracts ............................ — 276,805 — 276,805
Interest rate contracts ....................................... 686,608 3,194,652 — 3,881,260
Liabilities:
Equity contracts ........................................... (2,633,744) (388,530) — (3,022,274)
Foreign currency exchange contracts ............................ — (1,081,384) — (1,081,384)
Interest rate contracts ....................................... (696,223) (1,414,211) — (2,110,434)
$ (2,089,538) $ 750,621 $ — $ (1,338,917)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.